Financial Assets at Amortised Cost (Details) - Schedule of Instruments Classified as Debt Instruments at Amortized Cost - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt financial instruments
Rights under repurchase agreements	$ 153,087	$ 0
Debt financial instruments	5,176,005	8,176,895
Interbank loans	31,282	68,438
Loans and account receivable from customers	40,099,872	39,593,457
Financial assets at amortised cost	45,460,246	47,838,790
Expected credit loss allowance
Debt financial instruments
Debt financial instruments	(1,074)	(1,729)
Transactions with other domestic entities
Debt financial instruments
Rights under repurchase agreements	153,087	0
Chilean Central Bank and Government securities | Gross balance
Debt financial instruments
Debt financial instruments	4,852,552	8,178,624
Foreign debt financial instruments | Gross balance
Debt financial instruments
Debt financial instruments	324,527	0
Foreign banks
Debt financial instruments
Interbank loans	31,282	68,438
Commercial loans
Debt financial instruments
Loans and account receivable from customers	17,135,751	17,412,063
Mortgage loans
Debt financial instruments
Loans and account receivable from customers	17,333,399	16,857,306
Consumer loans
Debt financial instruments
Loans and account receivable from customers	$ 5,630,722	$ 5,324,088